Property, plant and equipment - Accumulated depreciation and impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of property, plant and equipment
Balance at the beginning of period	€ 28,670
Balance at the end of the period	28,788	€ 28,670
Land and buildings
Reconciliation of property, plant and equipment
Balance at the beginning of period	1,099
Balance at the end of the period	977	1,099
Net book value of assets recognised in the course of construction	€ 12	15
Freehold buildings | Minimum
Property, plant and equipment
Useful lives, property, plant and equipment	25 years
Freehold buildings | Maximum
Property, plant and equipment
Useful lives, property, plant and equipment	50 years
Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Balance at the beginning of period	€ 27,571
Balance at the end of the period	27,811	27,571
Net book value of assets recognised in the course of construction	2,353	2,243
Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Balance at the beginning of period	1,102
Balance at the end of the period	€ 948	1,102
Network infrastructure and other | Minimum
Property, plant and equipment
Useful lives, property, plant and equipment	1 year
Network infrastructure and other | Maximum
Property, plant and equipment
Useful lives, property, plant and equipment	35 years
Cost
Reconciliation of property, plant and equipment
Balance at the beginning of period	€ 78,289	74,566
Exchange movements	(264)	213
Arising on acquisition	30	93
Additions	5,886	5,713
Disposals	2,480	2,612
Other	265	316
Balance at the end of the period	81,666	78,289
Cost | Land and buildings
Reconciliation of property, plant and equipment
Balance at the beginning of period	2,315	2,261
Exchange movements	1	25
Arising on acquisition	74	74
Additions	41	47
Disposals	200	100
Other	263	8
Balance at the end of the period	2,346	2,315
Cost | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Balance at the beginning of period	75,974	72,305
Exchange movements	(265)	188
Arising on acquisition	44	19
Additions	5,845	5,666
Disposals	2,280	2,512
Other	2	308
Balance at the end of the period	79,320	75,974
Cost | Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Balance at the beginning of period	2,930
Balance at the end of the period	2,998	2,930
Accumulated impairment losses and amortisation
Reconciliation of property, plant and equipment
Balance at the beginning of period	(49,619)	(46,202)
Exchange movements	168	(122)
Charge for the year	5,857	5,766
Disposals	(2,431)	(2,545)
Other	(1)	(74)
Balance at the end of the period	(52,878)	(49,619)
Accumulated impairment losses and amortisation | Land and buildings
Reconciliation of property, plant and equipment
Balance at the beginning of period	(1,216)	(1,269)
Exchange movements	(3)	(8)
Charge for the year	117	39
Disposals	(191)	(97)
Other	(224)	3
Balance at the end of the period	(1,369)	(1,216)
Accumulated impairment losses and amortisation | Equipment, fixtures and fittings
Reconciliation of property, plant and equipment
Balance at the beginning of period	(48,403)	(44,933)
Exchange movements	171	(114)
Charge for the year	5,740	5,727
Disposals	(2,240)	(2,448)
Other	223	(77)
Balance at the end of the period	(51,509)	(48,403)
Accumulated impairment losses and amortisation | Equipment, fixtures and fittings | Property, plant and equipment subject to operating leases
Reconciliation of property, plant and equipment
Balance at the beginning of period	1,828
Balance at the end of the period	€ 2,050	€ 1,828